CASTELLAN TARGETED INCOME ETF
SCHEDULE OF INVESTMENTS
August 31, 2025 (Unaudited)

COMMON STOCKS - 98.0%	Shares	Value
Consumer Staples - 4.5%
Household Products - 4.5%
Procter & Gamble Co. (a)(b)	39,741	$6,240,927

Financials - 9.6%
Asset Management & Custody Banks - 4.5%
Ameriprise Financial, Inc. (a)(b)	12,015	6,185,442

Property & Casualty Insurance - 5.1%
Travelers Cos., Inc. (a)(b)	25,728	6,985,409
Total Financials		13,170,851

Health Care - 7.6%
Health Care Equipment - 4.2%
Abbott Laboratories (a)(b)	43,545	5,776,680

Managed Health Care - 3.4%
Elevance Health, Inc. (b)	14,901	4,748,203
Total Health Care		10,524,883

Industrials - 47.3%(c)
Construction Machinery & Heavy Transportation Equipment - 4.3%
Caterpillar, Inc. (a)(b)	14,253	5,972,577

Data Processing & Outsourced Services - 5.4%
Broadridge Financial Solutions, Inc. (a)(b)	28,907	7,389,207

Electrical Components & Equipment - 9.7%
Eaton Corp. PLC (a)(b)	20,421	7,129,788
Hubbell, Inc. (a)(b)	14,263	6,147,210
		13,276,998
Human Resource & Employment Services - 4.2%
Automatic Data Processing, Inc. (a)(b)	19,015	5,781,511

Industrial Conglomerates - 4.8%
Honeywell International, Inc. (a)(b)	30,011	6,587,415

Industrial Machinery & Supplies & Components - 14.5%
Illinois Tool Works, Inc. (a)(b)	22,758	6,022,905
Parker-Hannifin Corp. (a)(b)	9,792	7,435,555
Snap-on, Inc. (a)(b)	20,159	6,556,513
		20,014,973

CASTELLAN TARGETED INCOME ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
August 31, 2025 (Unaudited)

COMMON STOCKS - 98.0% (CONTINUED)	Shares	Value
Trading Companies & Distributors - 4.4%
WW Grainger, Inc. (a)(b)	5,914	$5,993,839
Total Industrials		65,016,520

Information Technology - 24.3%
IT Consulting & Other Services - 3.5%
Accenture PLC - Class A (a)(b)	18,357	4,772,269

Semiconductors - 10.7%
Analog Devices, Inc. (a)(b)	29,542	7,424,200
Broadcom, Inc. (a)	24,478	7,279,513
		14,703,713
Systems Software - 10.1%
Microsoft Corp. (a)(b)	14,916	7,557,788
Oracle Corp. (a)	28,048	6,342,494
		13,900,282
Total Information Technology		33,376,264

Materials - 4.7%
Specialty Chemicals - 4.7%
RPM International, Inc. (a)(b)	51,976	6,513,113
TOTAL COMMON STOCKS (Cost $121,383,966)		134,842,558

EXCHANGE TRADED FUNDS - 1.5%
Alpha Architect 1-3 Month Box ETF(b)(d)(e)	17,734	2,012,809
TOTAL EXCHANGE TRADED FUNDS (Cost $1,992,412)		2,012,809

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.3%
First American Government Obligations Fund - Class X, 4.25%(f)	460,489	460,489
TOTAL MONEY MARKET FUNDS (Cost $460,489)		460,489

TOTAL INVESTMENTS - 99.8% (Cost $123,836,867)		$137,315,856
Other Assets in Excess of Liabilities - 0.2% (g)		217,142
TOTAL NET ASSETS - 100.0%		$137,532,998

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(b)	All or a portion of security has been pledged as collateral for written options. The fair value of assets committed as collateral as of August 31, 2025 is $102,344,448.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	Non-income producing security.

CASTELLAN TARGETED INCOME ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
August 31, 2025 (Unaudited)

(e)	Affiliated security as defined by the Investment Company Act of 1940.
(f)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.
(g)	Includes cash of $152,519 that is pledged as collateral for written options.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

SCHEDULE OF WRITTEN OPTIONS
August 31, 2025 (Unaudited)
WRITTEN OPTIONS - (0.2)%	Notional Amount	Contracts	Value
Call Options - (0.2)% (a)(b)
Abbott Laboratories, Expiration: 09/05/2025; Exercise Price: $134.89(c)	$(1,154,142)	(87)	$(3,468)
Accenture PLC, Expiration: 09/05/2025; Exercise Price: $266.56(c)	(961,889)	(37)	(3,575)
Ameriprise Financial, Inc., Expiration: 09/19/2025; Exercise Price: $520.47(c)	(1,235,544)	(24)	(19,137)
Analog Devices, Inc., Expiration: 09/05/2025; Exercise Price: $257.54(c)	(1,482,729)	(59)	(3,257)
Automatic Data Processing, Inc., Expiration: 09/05/2025; Exercise Price: $311.53(c)	(1,155,390)	(38)	(1,201)
Broadcom, Inc., Expiration: 09/05/2025; Exercise Price: $322.12(c)	(1,457,211)	(49)	(13,642)
Broadridge Financial Solutions, Inc., Expiration: 09/19/2025; Exercise Price: $268.46(c)	(1,431,472)	(56)	(4,176)
Caterpillar, Inc., Expiration: 09/05/2025; Exercise Price: $432.14(c)	(1,215,216)	(29)	(2,587)
Eaton Corp. PLC, Expiration: 09/05/2025; Exercise Price: $356.95(c)	(1,431,474)	(41)	(6,650)
Elevance Health, Inc., Expiration: 09/19/2025; Exercise Price: $318.33(c)	(21,518)	(29)	(26,804)
Honeywell International, Inc., Expiration: 09/05/2025; Exercise Price: $222.75(c)	(1,317,000)	(60)	(3,470)
Hubbell, Inc., Expiration: 09/19/2025; Exercise Price: $447.04(c)	(1,206,772)	(28)	(14,613)
Illinois Tool Works, Inc., Expiration: 09/19/2025; Exercise Price: $268.92(c)	(1,164,460)	(44)	(10,105)
Microsoft Corp., Expiration: 09/05/2025; Exercise Price: $514.38(c)	(1,520,070)	(30)	(5,523)
Oracle Corp., Expiration: 09/05/2025; Exercise Price: $250.67(c)	(1,266,328)	(56)	(773)
Parker-Hannifin Corp., Expiration: 09/19/2025; Exercise Price: $753.54(c)	(1,442,765)	(19)	(37,433)
Procter & Gamble Co., Expiration: 09/05/2025; Exercise Price: $162.48	(1,240,616)	(79)	(814)
Rpm International, Inc., Expiration: 09/19/2025; Exercise Price: $125.90(c)	(1,265,631)	(101)	(19,616)
Snap-on, Inc., Expiration: 09/19/2025; Exercise Price: $328.88	(1,268,436)	(39)	(19,012)
Travelers Cos., Inc., Expiration: 09/19/2025; Exercise Price: $271.79(c)	(1,357,550)	(50)	(19,743)
WW Grainger, Inc., Expiration: 09/19/2025; Exercise Price: $985.28(c)	(1,216,200)	(12)	(45,402)
TOTAL WRITTEN OPTIONS (Premiums received $309,186)			$(261,001)

Percentages are stated as a percent of net assets.

(a) 100 shares per contract.
(b) Exchange-traded.
(c) FLexible EXchange® Options.

CASTELLAN TARGETED INCOME ETF

Summary of Fair Value Disclosure as of August 31, 2025 (Unaudited)
Castellan Targeted Income ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Investments:
Common Stocks	$134,842,558	$—	$—	$134,842,558
Exchange Traded Funds	2,012,809	—	—	2,012,809
Money Market Funds	460,489	—	—	460,489
Total Investments	$137,315,856	$—	$—	$137,315,856

Liabilities:
Investments:
Written Options	$—	$(261,001)	$—	$(261,001)
Total Investments	$—	$(261,001)	$—	$(261,001)
Refer to the Schedule of Investments for further disaggregation of investment categories.
During the fiscal period ended August 31, 2025, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.
TRANSACTIONS WITH AFFILIATES
The Fund’s transactions with affiliates represent holdings for which it and the underlying exchange-traded funds have the same investment adviser. The Fund had the following transactions with such affiliated funds during the fiscal period ended August 31, 2025:

Alpha Architect 1-3 Month Box ETF
Value, Beginning of Period	$—
Purchases	1,992,413
Proceeds from Sales	—
Net Realized Gains (Losses)	—
Change in Unrealized Appreciation (Depreciation)	20,396
Value, End of Period	$2,012,809
Dividend Income	$—

CASTELLAN TARGETED INCOME ETF

Alpha Architect 1-3 Month Box ETF
Shares, Beginning of Period	—
Number of Shares Purchased	17,734
Number of Shares Sold	—
Shares, End of Period	17,734